N-2 - USD ($)			3 Months Ended																12 Months Ended
		Jan. 31, 2026	Dec. 31, 2025		Sep. 30, 2025	[10]	Jun. 30, 2025	[10]	Mar. 31, 2025	[10]	Dec. 31, 2024		Sep. 30, 2024	[11]	Jun. 30, 2024	[11]	Mar. 31, 2024	[11]	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Feb. 18, 2026	Dec. 31, 2015
Cover [Abstract]
Entity Central Index Key																			0001604174
Amendment Flag																			false
Document Type																			N-CSR
Entity Registrant Name																			Eagle Point Credit Company Inc.
Document Period End Date																			Dec. 31, 2025
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder Transaction Expenses (as a percentage of the offering price):
Sales load	—%(1)
Offering expenses borne by the Company	—%(2)
Dividend reinvestment plan expenses	Up to $15(3)
Total stockholder transaction expenses	—%
1.
In the event that the Company sells its securities publicly through underwriters or agents (including each underwritten offering by selling stockholders), the related prospectus supplement will disclose the applicable sales load.

2.
In the event that the Company sells its securities publicly through underwriters or agents (including each underwritten offering by selling stockholders), the related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on the Company’s behalf), the offering price and the offering expenses borne by the Company as a percentage of the offering price.

3.
The expenses associated with the dividend reinvestment plan are included in “Other expenses.” If a participant elects by written notice to the plan administrator prior to termination of his or her account to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.07 per share brokerage commission from the proceeds. See the section “Dividend Reinvestment Plan,” below.

Sales Load [Percent]	[1]																		0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]																		$ 15
Underwriters Compensation [Percent]	[3]																		0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to common stock):
Base management fee	2.40%(4)
Incentive fee payable under the Investment Advisory Agreement (20%)	3.36%(5)
Interest payments on borrowed funds	6.11%(6)
Other expenses	1.32%(7)
Total annual expenses	13.19%
4.
The Company’s base management fee is calculated and payable quarterly in arrears at an annual rate equal to 1.75% of the Company’s “Total Equity Base,” or the NAV attributable to the common stock and the paid-in or stated capital of the Company’s preferred stock. See the section “The Adviser and the Administrator – Investment Advisory Agreement – Management Fee and Incentive Fee” in the Company’s prospectus for additional information regarding the calculation of the base management fee. The base management fee referenced in the table above is based on actual amounts incurred during the three months ended December 31, 2025, annualized for a full year, and reflects the pro forma effect of the redemption described above. Such redemption was assumed to have taken place at the start of such period. In addition, such amount reflects the $311.0 million of the Company’s Preferred Stock outstanding as of December 31, 2025, the Company’s NAV for such period (as adjusted to account for the redemption described above), and the $279.9 million aggregate principal amount of the Company’s notes outstanding as of December 31, 2025 on which management fees are not payable. For purposes of this table, the SEC requires that the “Base management fee” percentage be calculated as a percentage of net assets attributable to common stockholders, rather than total assets, including assets that have been funded with borrowed monies because common stockholders bear all of this cost. If the management fee were calculated instead as a percentage of the Company’s total assets (as adjusted for the assumptions described above), the Company’s base management fee would be approximately 1.35% of total assets.

5.
The incentive fee referenced in the table is based on the Company’s pre-incentive fee net investment income for the three months ended December 31, 2025, annualized for a full year, and adjusted to reflect the pro forma effect of the redemption described above. Such redemption was assumed to have taken place at the start of such period. In addition, the incentive fee also assumes that such pro forma total assets earn net investment income at the same rate as that earned in respect of the Company’s total deployed assets during the three months ended December 31, 2025, annualized for a full fiscal year, and is based on the total assets assumed for such period. The Company has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a quarterly incentive fee equal to 20% of the Company’s Pre-Incentive Fee Net Investment Income for the immediately preceding quarter, subject to a hurdle of 2.00% of the Company’s NAV per quarter (or an annualized hurdle rate of 8.00%) and a catch-up feature. Pre-Incentive Fee Net Investment
Income includes accrued income that the Company has not yet received in cash. However, the portion of the incentive fee that is attributable to deferred interest (such as payment-in-kind, or “PIK,” interest or original issue discount, or “OID”) will be paid to the Adviser, without interest, only if and to the extent the Company actually receives such interest in cash, and any accrual will be reversed if and to the extent such interest is reversed in connection with any write-off or similar treatment of the investment giving rise to any deferred interest accrual. No incentive fees are payable to the Adviser in respect of any capital gains.
The incentive fee in each calendar quarter is paid to the Adviser as follows:
•
No incentive fee in any calendar quarter in which the Company’s Pre-Incentive Fee Net Investment Income does not exceed the hurdle of 2.00% of the Company’s NAV;

•
100% of the Company’s Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the hurdle but is less than 2.50% of the Company’s NAV in any calendar quarter. This portion of the Company’s Pre-Incentive Fee Net Investment Income (which exceeds the hurdle but is less than 2.50% of the Company’s NAV) is referred to as the “catch-up.” The “catch-up” is meant to provide the Adviser with 20% of the Company’s Pre-Incentive Fee Net Investment Income as if a hurdle did not apply if this net investment income meets or exceeds 2.50% of the Company’s NAV in any calendar quarter; and

•
20% of the amount of the Company’s Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% of the Company’s NAV in any calendar quarter is payable to the Adviser (that is, once the hurdle is reached and the catch-up is achieved, 20% of all Pre-Incentive Fee Net Investment Income thereafter is paid to the Adviser). For a more detailed discussion of the calculation of this fee, see “The Adviser and the Administrator – Investment Advisory Agreement – Management Fee and Incentive Fee” in the Company’s prospectus.

6.
“Interest payments on borrowed funds” represents the Company’s annualized interest expense and includes dividends payable on the Preferred Stock and interest payable on the Notes, each as outstanding on December 31, 2025, and includes the pro forma effect of the redemption described above, which, in the aggregate, have a weighted average interest rate of 6.77% per annum. The Company may issue additional shares of preferred stock or debt securities. In the event that the Company were to issue additional shares of preferred stock or debt securities, the Company’s borrowing costs, and correspondingly its total annual expenses, including, in the case of such preferred stock, the base management fee as a percentage of the Company’s net assets attributable to common stock, would increase.

7.
“Other expenses” includes the Company’s overhead expenses, including payments under the Administration Agreement based on the Company’s allocable portion of overhead and other expenses incurred by Eagle Point Administration LLC (Eagle Point Administration), the administrator to the Company and an affiliate of the Adviser, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. See “Related Party Transactions – Administrator” in the Notes to Consolidated Financial Statements. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Company, compensation of independent directors, and cost and expenses relating to rating agencies. In accordance with SEC requirements, “Other expenses” also includes 0.01% of fees and expenses incurred indirectly by the Company during the fiscal year ended December 31, 2025 as a result of the Company’s investment in common equity of other investment companies and/or certain private investment funds. For the avoidance of doubt, such fees and expenses are not an operating expense of the Company.

Management Fees [Percent]	[4]																		2.40%
Interest Expenses on Borrowings [Percent]	[5]																		6.11%
Incentive Fees [Percent]	[6]																		3.36%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]																		1.32%
Total Annual Expenses [Percent]																			13.19%
Expense Example [Table Text Block]
Example
The following example is furnished in response to the requirements of the SEC and illustrates the various costs and expenses that you would pay, directly or indirectly, on a $1,000 investment in shares of the Company’s common stock for the time periods indicated, assuming (1) total annual expenses of 9.83% of net assets attributable to the Company’s common stock and (2) a 5% annual return*:
	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$98	$281	$446	$795

*
The example should not be considered a representation of future returns or expenses, and actual returns and expenses may be greater or less than those shown. The example assumes that the estimated “other expenses” set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at NAV. In addition, because the example assumes a 5% annual return, the example does not reflect the payment of the incentive fee. The Company’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[8]																		$ 98
Expense Example, Years 1 to 3	[8]																		281
Expense Example, Years 1 to 5	[8]																		446
Expense Example, Years 1 to 10	[8]																		$ 795
Purpose of Fee Table , Note [Text Block]																			The following table is intended to assist you in understanding the costs and expenses that an investor in shares of the Company’s common stock will bear directly or indirectly. The expenses shown in the table under “Annual Expenses” are estimated based on historical fees and expenses incurred by the Company, as appropriate. In addition, such amounts are based on the Company’s pro forma total assets as of December 31, 2025, which have been adjusted to reflect the redemption of all of the outstanding shares of the Company’s Series F Term Preferred Stock due 2029 at a redemption price of $25, which totaled $62.2 million. Based on the foregoing assumptions, the Company’s adjusted total assets are assumed to equal approximately $1.3 billion. As of December 31, 2025, and pro forma for the redemption described above (excluding any distributions paid after December 31, 2025), the Company’s leverage, including the outstanding notes and preferred stock, represented approximately 45.1% of the Company’s total assets (less current liabilities). Such expenses, and actual leverage incurred by the Company, may vary in the future. Whenever this report (or other Company disclosures, including the Company’s prospectus) contain a reference to fees or expenses paid by the Company, the Company’s common stockholders will indirectly bear such fees or expenses.
Basis of Transaction Fees, Note [Text Block]																			as a percentage of the offering price
Management Fee not based on Net Assets, Note [Text Block]																			The Company’s base management fee is calculated and payable quarterly in arrears at an annual rate equal to 1.75% of the Company’s “Total Equity Base,” or the NAV attributable to the common stock and the paid-in or stated capital of the Company’s preferred stock. See the section “The Adviser and the Administrator – Investment Advisory Agreement – Management Fee and Incentive Fee” in the Company’s prospectus for additional information regarding the calculation of the base management fee. The base management fee referenced in the table above is based on actual amounts incurred during the three months ended December 31, 2025, annualized for a full year, and reflects the pro forma effect of the redemption described above. Such redemption was assumed to have taken place at the start of such period. In addition, such amount reflects the $311.0 million of the Company’s Preferred Stock outstanding as of December 31, 2025, the Company’s NAV for such period (as adjusted to account for the redemption described above), and the $279.9 million aggregate principal amount of the Company’s notes outstanding as of December 31, 2025 on which management fees are not payable. For purposes of this table, the SEC requires that the “Base management fee” percentage be calculated as a percentage of net assets attributable to common stockholders, rather than total assets, including assets that have been funded with borrowed monies because common stockholders bear all of this cost. If the management fee were calculated instead as a percentage of the Company’s total assets (as adjusted for the assumptions described above), the Company’s base management fee would be approximately 1.35% of total assets.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Class	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit(1)	Involuntary Liquidating Preference Per Unit(2)	Average Market Value Per Unit(3)
For the year ended December 31, 2025
Preferred Stock	$373,106,809	$52.55	$25	$22.88
Unsecured Notes	$279,900,875	$4,904.03	N/A	$24.15
For the year ended December 31, 2024
Preferred Stock	$264,232,758	$65.74	$25	$22.51
Unsecured Notes	$285,523,800	$5,062.81	N/A	$23.50
For the year ended December 31, 2023
Preferred Stock	$83,223,700	$92.65	$25	$21.04
Unsecured Notes	$170,523,800	$5,514.93	N/A	$22.51
For the year ended December 31, 2022
Preferred Stock	$81,587,250	$71.47	$25	$23.25
Unsecured Notes	$170,523,800	$4,226.70	N/A	$23.67
For the year ended December 31, 2021
Preferred Stock	$98,130,500	$78.16	$25	$25.48
Unsecured Notes	$138,584,775	$5,339.86	N/A	$25.58
For the year ended December 31, 2020
Preferred Stock	$47,862,425	$88.39	$25	$24.25
Unsecured Notes	$93,734,775	$5,340.98	N/A	$23.93
For the year ended December 31, 2019
Preferred Stock	$69,843,150	$69.71	$25	$26.04
Unsecured Notes	$98,902,675	$4,757.42	N/A	$25.47
For the year ended December 31, 2018
Preferred Stock	$92,568,150	$61.55	$25	$25.78
Unsecured Notes	$98,902,675	$4,766.23	N/A	$25.08
For the year ended December 31, 2017
Preferred Stock	$92,139,600	$66.97	$25	$25.75
Unsecured Notes	$91,623,750	$5,372.28	N/A	$25.96
For the year ended December 31, 2016
Preferred Stock	$91,450,000	$71.53	$25	$25.41
Unsecured Notes	$59,998,750	$7,221.89	N/A	$25.29

(1)
The asset coverage per unit figure is the ratio of the Company’s total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of outstanding applicable senior securities, as calculated separately for each of the Preferred Stock and the Unsecured Notes in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding preferred stock (based on a per share liquidation preference of $25.) With respect to the Unsecured Notes, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 principal amount of such notes.

(2)
The involuntary liquidating preference per unit is the amount to which a share of Preferred Stock would be entitled in preference to any security junior to it upon our involuntary liquidation.

(3)
The average market value per unit is calculated by taking the average of the closing price (or $25 principal value for unlisted securities) for each of (a) a share of the Preferred Stock (NYSE: ECCA, ECCB, ECCC, ECCF, ECC PRD; Unlisted: ECC AA, ECC AB) and (b) for each $25 principal amount of the Unsecured Notes (NYSE: ECCU, ECCV, ECCW, ECCX, ECCY, ECCZ) for each day during the years for which each applicable security was outstanding. A $25 market value was assumed for unlisted securities.

Senior Securities, Note [Text Block]
Class	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per Unit(1)	Involuntary Liquidating Preference Per Unit(2)	Average Market Value Per Unit(3)
For the year ended December 31, 2025
Preferred Stock	$373,106,809	$52.55	$25	$22.88
Unsecured Notes	$279,900,875	$4,904.03	N/A	$24.15
For the year ended December 31, 2024
Preferred Stock	$264,232,758	$65.74	$25	$22.51
Unsecured Notes	$285,523,800	$5,062.81	N/A	$23.50
For the year ended December 31, 2023
Preferred Stock	$83,223,700	$92.65	$25	$21.04
Unsecured Notes	$170,523,800	$5,514.93	N/A	$22.51
For the year ended December 31, 2022
Preferred Stock	$81,587,250	$71.47	$25	$23.25
Unsecured Notes	$170,523,800	$4,226.70	N/A	$23.67
For the year ended December 31, 2021
Preferred Stock	$98,130,500	$78.16	$25	$25.48
Unsecured Notes	$138,584,775	$5,339.86	N/A	$25.58
For the year ended December 31, 2020
Preferred Stock	$47,862,425	$88.39	$25	$24.25
Unsecured Notes	$93,734,775	$5,340.98	N/A	$23.93
For the year ended December 31, 2019
Preferred Stock	$69,843,150	$69.71	$25	$26.04
Unsecured Notes	$98,902,675	$4,757.42	N/A	$25.47
For the year ended December 31, 2018
Preferred Stock	$92,568,150	$61.55	$25	$25.78
Unsecured Notes	$98,902,675	$4,766.23	N/A	$25.08
For the year ended December 31, 2017
Preferred Stock	$92,139,600	$66.97	$25	$25.75
Unsecured Notes	$91,623,750	$5,372.28	N/A	$25.96
For the year ended December 31, 2016
Preferred Stock	$91,450,000	$71.53	$25	$25.41
Unsecured Notes	$59,998,750	$7,221.89	N/A	$25.29

(1)
The asset coverage per unit figure is the ratio of the Company’s total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of outstanding applicable senior securities, as calculated separately for each of the Preferred Stock and the Unsecured Notes in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding preferred stock (based on a per share liquidation preference of $25.) With respect to the Unsecured Notes, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 principal amount of such notes.

(2)
The involuntary liquidating preference per unit is the amount to which a share of Preferred Stock would be entitled in preference to any security junior to it upon our involuntary liquidation.

(3)
The average market value per unit is calculated by taking the average of the closing price (or $25 principal value for unlisted securities) for each of (a) a share of the Preferred Stock (NYSE: ECCA, ECCB, ECCC, ECCF, ECC PRD; Unlisted: ECC AA, ECC AB) and (b) for each $25 principal amount of the Unsecured Notes (NYSE: ECCU, ECCV, ECCW, ECCX, ECCY, ECCZ) for each day during the years for which each applicable security was outstanding. A $25 market value was assumed for unlisted securities.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives and Strategies
We are an externally managed, non-diversified closed-end management investment company that has registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). We have elected to be treated, and intend to qualify annually, as a regulated investment company, or “RIC,” under Subchapter M of the Internal Revenue Code of 1986, as amended, or the “Code,” commencing with our tax year ended November 30, 2014.
Our primary investment objective is to generate high current income, with a secondary objective to generate capital appreciation. We seek to achieve our investment objectives by investing primarily in equity and junior debt tranches of CLOs, that are collateralized by a portfolio consisting primarily of below investment grade US senior secured loans with a large number of distinct underlying borrowers across various industry sectors. We may also invest in other related securities and instruments or other securities, including senior debt tranches of CLOs and loan accumulation facilities (“LAFs”). LAFs are short- to medium-term facilities often provided by the bank that will serve as the placement agent or arranger on a CLO transaction. LAFs typically incur leverage between four and six times prior to a CLO’s pricing.
We may invest in other securities and instruments that the Adviser believes are consistent with our investment objectives, including securities issued by other securitization vehicles, such as asset-backed securities, credit linked notes and collateralized bond obligations (“CBOs”). We may invest in synthetic investments such as significant risk transfer securities, credit risk transfer securities and other regulatory capital relief securities issued by banks or other financial institutions. These investments generally provide exposure to the performance of designated pools of loans or other reference assets and are structured to transfer credit risk from the originating institution to investors. We may also acquire securities issued by other investment companies, including closed-end funds, business development companies, mutual funds and exchange-traded funds, as well as private funds, real estate investment trusts, other pooled investment vehicles and sponsors or managers of any of the foregoing. Investments in pooled vehicles may be made indirectly through a rated feeder or collateralized fund obligation. The underlying collateral supporting these non-CLO investments may consist of a broad range of financial assets, including, among others, corporate loans, consumer and commercial receivables, auto loans and leases, residential or commercial mortgage loans, equipment loans and leases, infrastructure-related cash flows, royalties and other contractual payment streams, and the composition of such collateral will vary by transaction and market opportunity. We may also directly lend to and invest in other debt and related instruments issued by various types of corporate obligors across a range of industry sectors, including the real estate and infrastructure sector. Debt investments in such issuers may be secured by a blanket lien, specific asset liens, or may be unsecured. The amount that we will invest in securities and instruments that are not CLOs will vary from time to time and, as such, may constitute a material part of our portfolio on any given date, all as based on the Adviser’s assessment of prevailing market conditions.
The CLO securities and other instruments in which we primarily seek to invest are unrated or rated below investment grade and are considered speculative with respect to timely payment of interest and repayment of principal. Unrated and below investment grade securities are also sometimes referred to as “junk” securities.
These investment objectives and strategies are not fundamental policies of ours and may be changed by our board of directors (the “Board”) without prior approval of our stockholders.
“Names Rule” Policy
In accordance with the requirements of the 1940 Act, we have adopted a policy to invest at least 80% of our assets in the particular type of investments suggested by our name. Accordingly, under normal circumstances, we invest at least 80% of the aggregate of our net assets and borrowings for investment purposes in credit and credit-related instruments. For purposes of this policy, we consider credit and credit-related instruments to include, without limitation: (i) equity and debt tranches of CLOs, LAFs and securities issued by other securitization vehicles, such as credit-linked notes and CBOs, and synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions; (ii) secured and unsecured floating rate and fixed rate loans; (iii) investments in corporate debt obligations, including bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal; (iv) debt issued by governments, their agencies, instrumentalities and central banks; (v) commercial paper and short-term notes; (vi) preferred stock; (vii) convertible debt securities; (viii) certificates of deposit, bankers’ acceptances and time deposits; and (ix) other credit-related instruments. Our investments in derivatives, other investment companies and other instruments designed to obtain indirect exposure to credit and credit-related instruments are counted towards our 80% investment policy to the extent such instruments have similar economic characteristics to the investments included within that policy.
Our 80% policy with respect to investments in credit and credit-related instruments is not fundamental and may be changed by our Board without stockholder approval. Stockholders will be provided with sixty (60) days’ notice in the manner prescribed by the SEC before making any change to this policy. Our investments in derivatives, other investment companies and other instruments designed to obtain indirect exposure to credit and credit-related instruments are counted towards our 80% investment policy to the extent such instruments have similar economic characteristics to the investments included within that policy.
Investment Restrictions
Our investment objectives and our investment policies and strategies, except for the eight investment restrictions designated as fundamental policies under this caption, are not fundamental and may be changed by the Board without stockholder approval.
The following eight investment restrictions are designated as fundamental policies and, as such, cannot be changed without the approval of the holders of a majority of our outstanding voting securities:
1.
We may not borrow money, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction;

2.
We may not engage in the business of underwriting securities issued by others, except to the extent that we may be deemed to be an underwriter in connection with the disposition of portfolio securities;

3.
We may not purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices, currency or other financial instruments;

4.
We may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that we reserve freedom of action to hold and to sell real estate acquired as a result of our ownership of securities;

5.
We may not make loans, except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) shall not constitute loans by us;

6.
We may not issue senior securities, except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, the SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction;

7.
We may not invest in any security if as a result of such investment, 25% or more of the value of our total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) securities issued or guaranteed by the US government and its agencies and instrumentalities or tax-exempt securities of state and municipal governments or their political subdivisions (however, not including private purpose industrial development bonds issued on behalf of non-government issuers), or (b) as otherwise provided by the 1940 Act, as amended from time to time, and as modified or supplemented from time to time by (i) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, and (ii) any exemption or other relief applicable to us from the provisions of the 1940 Act, as amended from time to time. For purposes of this restriction, in the case of investments in loan participations between us and a bank or other lending institution participating out the loan, we will treat both the lending bank or other lending institution and the borrower as “issuers.” For purposes of this restriction, an investment in a CLO, collateralized bond obligation, collateralized debt obligation or a swap or other derivative will be considered to be an investment in the industry (if any) of the underlying or reference security, instrument or asset; and
8.
We may not engage in short sales, purchases on margin, or the writing of put or call options, except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction.

The latter part of certain of our fundamental investment restrictions (i.e., the references to “except to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, the SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction”) provides us with flexibility to change our limitations in connection with changes in applicable law, rules, regulations or exemptive relief. The language used in these restrictions provides the necessary flexibility to allow our Board to respond efficiently to these kinds of developments without the delay and expense of a stockholder meeting.
Our 80% policy with respect to investments in credit and credit-related instruments is not fundamental and may be changed by our Board without stockholder approval. Stockholders will be provided with sixty (60) days’ notice in the manner prescribed by the SEC before making any change to this policy. Our investments in derivatives, other investment companies and other instruments designed to obtain indirect exposure to credit and credit-related instruments are counted towards our 80% investment policy to the extent such instruments have similar economic characteristics to the investments included within that policy.
Whenever an investment policy or investment restriction set forth in this report or in our prospectus states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of our acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating agency (or as determined by the Adviser if the security is not rated by a rating agency) will not compel us to dispose of such security or other asset. Notwithstanding the foregoing, we must always be in compliance with the borrowing policies set forth above.

Risk Factors [Table Text Block]
Investment Risk Factors
The following list is not intended to be a comprehensive list of the potential risks associated with the Company. The Company’s prospectus provides a detailed discussion of the Company’s risks and considerations. The risks described in the prospectus are not the only risks the Company faces. Additional risks and uncertainties not currently known to the Company or that are currently deemed to be immaterial also may materially and adversely affect its business, financial condition and/or operating results.
Risks of Investing in CLOs and Other Structured Debt Securities
CLOs and similar structured finance securities in which the Company invests are backed by a pool of credit-related assets that serve as collateral. Accordingly, such securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. Adverse credit events impacting a CLO’s or structured finance security’s underlying collateral would be expected to reduce cash flows payable to the Company as investor in the equity tranche. Compression of credit spreads on a CLO’s underlying senior secured loans, absent a commensurate (in timing or magnitude) refinancing or reset of the CLO’s liabilities, would generally reduce the residual cash flows available to the CLO equity. In addition, there is a risk that majority lenders to an underlying loan or other debt instrument held by a CLO or structured finance security could amend or otherwise modify the loan or debt instrument to the detriment of the CLO or structured finance security (including, for example, by transferring collateral or otherwise reducing the priority of the CLO’s or structured finance security’s investment within the borrower’s capital structure). Such actions would impair the value of the CLO’s or structured finance security’s investment and, ultimately, the Company. In addition, CLOs and structured finance securities present risks related to the capability of the servicer of the securitized assets. CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. There is also a risk that the trustee or other servicer does not properly carry out its duties to the CLO or structured finance security, potentially resulting in loss. CLOs and certain structured finance securities are also inherently leveraged vehicles and therefore subject to leverage risk.
The Company may also invest in structured securities that are collateralized by other types of assets. For example, the Company may invest in collateralized fund obligations (“CFOs”) or rated feeders, which typically consist of tranches of notes and/or equity issued by a special purpose vehicle that holds limited partnership interests in one or more private funds. Investments in CFOs and rated feeders are generally subject to the risks applicable to the underlying fund collateral, including uncertainty as to the amount and timing of underlying fund distributions, transfer restrictions and general illiquidity of underlying fund investments, dependence of the performance of the underlying funds’ general partner and key personnel, leverage risks and general market and economic factors.
Subordinated Securities Risk
Certain securities in which the Company invests, including equity and junior debt tranches of CLOs, CFOs and other structured securities, are subordinate to more senior tranches. These securities are subject to increased risks of default relative to the holders of superior priority interests in the same issuer. In addition, at the time of issuance, certain securities, including CLO equity securities and certain CFO securities, are under-collateralized in that the face amount of the debt and equity at inception exceeds the issuer’s total assets. The Company will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs, CFOs and similar securities in which the Company is invested.
High Yield Investment Risk
Certain investments of the Company, including CLO equity and junior debt securities, are rated below investment grade or unrated. Such securities are sometimes referred to as “higher yield” or “junk” securities and are considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans and other credit-related assets underlying certain investments, including CLOs, may also be higher yield investments. Investing in such investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact our performance.
Leverage Risk
The use of leverage, whether directly or indirectly through investments such as CLOs, CFOs, and other subordinated instruments that inherently involve leverage, may magnify the Company’s risk of loss. CLO equity or junior debt securities, in particular, are very highly leveraged (with CLO equity securities typically being leveraged 10 times). The CLO securities and other inherently leveraged instruments in which the Company invests are subject to a high degree of risk of loss.
Credit Risk
If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, NAV and/or market price would be adversely impacted. Additionally, interest on a CLO or other credit investment may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
Risks of Default on Underlying Assets
A default and any resulting loss on an underlying asset will reduce its fair value and, consequently, the fair value of the related investment and the Company’s portfolio. A wide range of factors could adversely affect the ability of the issuer of an underlying asset to make interest or other payments on that asset. Any defaults and losses will have a negative impact on the fair value of the Company’s investments and will reduce the cash flows that the Company receives from its investments.

Key Personnel Risk
The Adviser manages our investments. Consequently, the Company’s success depends, in large part, upon the services of the Adviser and the skill and expertise of the Adviser’s professional personnel. There can be no assurance that the professional personnel of the Adviser will continue to serve in their current positions or continue to be employed by the Adviser. We can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as the Company’s investment adviser.
Conflicts of Interest Risk
The Company’s executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the members of the Senior Investment Team, have several conflicts of interest as a result of the other activities in which they engage. For example, the members of the Adviser’s investment team are and may in the future become affiliated with entities engaged in business activities similar to ours and may have conflicts of interest in allocating their time. Moreover, each member of the Adviser’s Senior Investment Team is engaged in other business activities which divert their time and attention. As a result of these separate business activities, the Adviser has conflicts of interest in allocating management time, services and functions among us, other advisory clients and other business ventures.

Prepayment Risk
The assets underlying the CLO securities and certain other asset-backed issuers in which the Company invests are subject to prepayment by the underlying corporate borrowers. As such, these securities are subject to prepayment risk. If the Company or a CLO collateral manager (or other applicable asset manager) are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Company’s investment performance will be adversely impacted. Other debt instruments in which the Company invests are also subject to prepayment risk, particularly where the instrument has passed or is not subject to a “non-call” period.
Liquidity Risk
Generally, there is no public market for the CLO investments and certain other credit assets in which the Company invests. As such, the Company may not be able to sell such investments quickly, or at all. If the Company is able to sell such investments, the prices the Company receives may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by the Company.
Incentive Fee Risk
The Company’s incentive fee structure and the formula for calculating the fee payable to the Adviser may incentivize the Adviser to pursue speculative investments and use leverage in a manner that adversely impacts the Company’s performance.
Fair Valuation of the Company’s Portfolio Investments
Generally, there is no public market for the CLO investments and certain other credit assets in which the Company may invest. The Adviser values these securities at least quarterly, or more frequently as may be required from time to time, at fair value. The Adviser’s determinations of the fair value of the Company’s investments have a material impact on the Company’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Company’s NAV on a given date to understate or overstate, possibly materially, the value that the Company ultimately realizes on one or more of the Company’s investments.
Limited Investment Opportunities Risk
The market for CLO securities and certain other credit assets in which the Company invests is more limited than the market for other credit related investments. The Company can offer no assurances that sufficient investment opportunities for the Company’s capital will be available. For example, in recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of the market is relatively limited. While the Company cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.
Non-Diversification Risk
The Company is a non-diversified investment company under the 1940 Act and expects to hold a narrower range of investments than a diversified fund under the 1940 Act.
Market Risk
Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Company’s investments. A disruption or downturn in the capital markets and the credit markets could impair the Company’s ability to raise capital, reduce the availability of suitable investment opportunities for the Company, or adversely and materially affect the value of the Company’s investments, any of which would negatively affect the Company’s business. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide.
Loan Accumulation Facilities Risk
The Company may invest in loan accumulation facilities (“LAFs”), which are short to medium term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company to credit and/or mark-to-market losses, and other risks.
Synthetic Investments Risk
The Company may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with the applicable reference assets, the Company will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. Accordingly, the Company generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. The Company will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, the Company may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. Consequently, the Company will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subjects the Company to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.
Regulatory Capital Relief Investments Risk
Regulatory capital relief investments are credit risk transfers (“CRTs”) or significant risk transfers (“SRTs”). These transactions enable a bank or other issuer to transfer the credit risk associated with a pool of underlying obligations (or “reference assets”) to investors, such as the Company, in order to obtain regulatory capital relief, risk limit relief and/or credit risk hedging with respect to the reference assets. Under these transactions, a third-party investor (e.g., the Company), agrees to absorb losses on a designated loan portfolio in exchange for a protection payment. By transferring the risk of credit losses from these assets away from a bank’s balance sheet, the bank can reduce the amount of regulatory capital it is required to hold against the reference assets without having to take actions such as selling assets or raising equity capital. Under any such trades into which the Company enters, the Company will be exposed to the credit risk of the underlying portfolio, and if the loans in the portfolio default — which may be more likely if there is a general deterioration in credit markets — the principal of the Company’s credit-linked notes will be used to cover the losses. There may be a risk that the international regulatory framework for banks (known as “Basel III”) of the Bank for International Settlements, when fully implemented, may discourage such regulatory capital relief trades and/or may force banks to unwind some or all existing transactions.
Infrastructure Sector Risk
Infrastructure asset investments (“Infrastructure Assets”) may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of Infrastructure Assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of Infrastructure Assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Company. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, increasing the risk of default of the Company’s debt investments in Infrastructure Assets and causing the value of any related equity investments to decline. This could have a material adverse effect on the Company’s performance.
Asset-Based Finance Investments Risk
The Company may invest in asset-based finance (“ABF”) investments, which are credit instruments in which repayment is supported by cash flows generated by a defined pool of financial or operating assets rather than the general credit of a corporate borrower. ABF investments may include, among others, loans, notes, receivables, leases and other structured credit instruments backed by assets such as equipment, vehicles, inventory, intellectual property, payment streams, contractual receivables or other assets. These investments may be originated directly or acquired through secondary transactions and may be held in various forms, including whole loans, loan participations, asset-backed securities or other structured instruments. The value of ABF investments is subject to the risk that the underlying obligors will be unable or unwilling to make principal or interest payments as they come due. ABF investments are also subject to the risk that the value of the collateral securing the obligations will decline or that the Company may be unable to realize the expected value of the collateral because of difficulties in liquidating or enforcing rights in the collateral. In addition, cash flows associated with ABF investments may be affected by factors such as the creditworthiness of the servicer, changes in prepayment rates, fluctuations in interest rates, structural features of the investment and broader economic and market conditions. These factors may reduce the Company’s returns or result in losses.
Real Estate Investment-Related Risks
The Company may invest in securities or instruments backed by real estate or issued by REITs or other real estate-related issuers, which investments will be subject to the risks incident to the ownership and operation of real estate. Such risks include the risks associated with both the domestic and international general economic climates; local real estate conditions; risks due to dependence on cash flow; risks and operating problems arising out of the absence of certain construction materials; changes in supply of, or demand for, competing properties in an area (as a result, for instance, of over-building); the financial condition of tenants, buyers and sellers of properties; changes in availability of debt financing; energy and supply shortages; changes in the tax, real estate, environmental, and zoning laws and regulations; various uninsured or uninsurable risks; the ability of clients or third-party borrowers to manage the real properties; and natural disasters and events such as COVID-19. Developments such as migration away from urban centers, an increase in work-from-home and greater reliance on telecommuting technologies, e-commerce and remote learning may result in long-lasting and fundamental changes in the demand for residential and commercial real estate in various locales. A shrinking tax base and a rise in budget deficits may compel certain state and local governments to implement property tax increases, which may have a detrimental effect on companies in the real-estate related sector.
Investments in Unsecured Debt
Certain of the Company’s investments are expected to constitute unsecured debt. While unsecured debt ranks senior to common stock or preferred equity of an issuer, unsecured debt effectively ranks subordinate in priority of payment to secured debt and may not have the benefit of financial covenants common for secured debt. Unlike secured debt, unsecured debt does not have the benefit of a lien with respect to specific collateral. In any liquidation, dissolution, bankruptcy or similar proceeding involving an issuer, the holders of the issuer’s secured debt may assert rights against the assets pledged to secure that debt in order to receive full payment of their debt before the assets may be used to pay other creditors of the issuer, including the Company. Accordingly, unsecured debt typically involves a heightened level of risk of loss of principal.
Investments in Secured Debt
The assets of the portfolio of the Company may include secured debt, which involve various degrees of risk of a loss of capital. The factors affecting an issuer’s secured debt, and its overall capital structure, are complex. Some secured loans may not necessarily have priority over all other debt of an issuer. For example, some secured loans may permit other secured obligations (such as overdrafts, swaps or other derivatives made available by members of the syndicate to the company), or involve secured loans only on specified assets of an issuer. Issuers of secured loans may have two tranches of secured debt outstanding each with secured debt on separate collateral. In the event of Chapter 11 filing by an issuer, the US Bankruptcy Reform Act of 1978, as amended, authorizes the issuer to use a creditor’s collateral and to obtain additional credit by grant of a priority lien on its property, senior even to liens that were first in priority prior to the filing, as long as the issuer provides what the presiding bankruptcy judge considers to be “adequate protection” which may but need not always consist of the grant of replacement or additional liens or the making of cash payments to the affected secured creditor. The imposition of priority liens on the Company’s collateral would adversely affect the priority of the liens and claims held by the Company and could adversely affect the Company’s recovery on the affected debt. Any secured debt is secured only to the extent of its lien and only to the extent of underlying assets or incremental proceeds on already secured assets. Moreover, underlying assets are subject to credit, liquidity and interest rate risk.
Currency Risk
Although the Company primarily makes investments denominated in US dollars, the Company may make investments denominated in other currencies. The Company’s investments denominated in currencies other than US dollars will be subject to the risk that the value of such currency will decrease in relation to the US dollar. The Company may or may not hedge currency risk.
Hedging Risk
Hedging transactions seeking to reduce risks may result in poorer overall performance than if the Company had not engaged in such hedging transactions. Additionally, such transactions may not fully hedge the Company’s risks.
Reinvestment Risk
CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of the Company’s assets and the market value of the Company’s securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that the Company will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.
Interest Rate Risk
Fluctuations in interest rates, whether driven by governmental policy, inflation expectations or other market factors, could adversely affect the Company’s results, including both the level of cash flows the Company generates and the market value of its portfolio investments.
Income from the Company’s investments in floating-rate instruments (including CLO debt securities) will generally rise or fall with changes in the Secured Overnight Financing Rate (“SOFR”) or another applicable benchmark rate.
In a sustained period of elevated interest rates and/or an economic downturn, loan default rates could rise, leading to higher credit losses that may reduce the Company’s cash flow, the fair value of its assets and its operating results. Conversely, a significant decline in interest rates could decrease portfolio income over time as loans reprice at lower coupons.
An increase in interest rates may also negatively affect the value of the Company’s fixed-rate investments, such as high-yield bonds, and could increase the Company’s own financing costs to the extent it issues floating rate debt or refinances fixed-rate debt or preferred equity at higher rates in the future, thereby reducing net investment income.
Refinancing Risk
If the Company incurs debt financing and subsequently refinances such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If the Company fails to extend, refinance or replace such debt financings prior to their maturity on commercially reasonable terms, the Company’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Company’s ability to grow, and holders of the Company’s common stock would not benefit from the potential for increased returns on equity that incurring leverage creates.
Tax Risk
If the Company fails to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or otherwise becomes subject to corporate income tax, the resulting corporate taxes (and any related penalties) could substantially reduce the Company’s net assets, the amount of income available for distributions to the Company’s stockholders, and the amount of income available for payment of the Company’s other liabilities.
Derivatives Risk
Derivative instruments in which the Company may invest may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to derivative transactions include counterparty, correlation, liquidity, leverage, volatility, over-the-counter trading, operational and legal risks. In addition, a small investment in derivatives could have a large potential impact on the Company’s performance, effecting a form of investment leverage on the Company’s portfolio. In certain types of derivative transactions, the Company could lose the entire amount of the Company’s investment; in other types of derivative transactions the potential loss is theoretically unlimited.
Counterparty Risk
The Company may be exposed to counterparty risk, which could make it difficult for the Company or the issuers in which the Company invests to collect on obligations, thereby resulting in potentially significant losses.
Price Risk
Investors who buy shares at different times will likely pay different prices.
Non-US Investing Risk
Investing in foreign entities or issuers with underlying non-US assets may expose us to additional risks not typically associated with investing in US entities and issuers. These risks include changes in exchange control regulations, political and social instability, restrictions on the types or amounts of investment, the imposition of sanctions, tariffs, or other governmental restrictions, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the US, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, we, and the issuers in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions.

Global Risk
Due to highly interconnected global economies and financial markets, the value of the Company’s securities and its underlying investments may go up or down in response to governmental actions and/or general economic conditions throughout the world. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the enactment of trade tariffs, the spread of infectious illness or other public health threats could also significantly impact the Company and its investments.
Banking Risk
The possibility of future bank failures poses risks of reduced financial market liquidity at clearing, cash management and other custodial financial institutions. The failure of banks which hold cash on behalf of the Company, the Company’s underlying obligors, the collateral managers of the CLOs in which the Company invests (or managers of other securitized or pooled vehicles in which the Company invests), or the Company’s service providers could adversely affect the Company’s ability to pursue its investment strategies and objectives. For example, if an underlying obligor has a commercial relationship with a bank that has failed or is otherwise distressed, such obligor may experience delays or other disruptions in meeting its obligations and consummating business transactions. Additionally, if a collateral manager has a commercial relationship with a distressed bank, the manager may experience issues conducting its operations or consummating transactions on behalf of the CLOs it manages, which could negatively affect the performance of such CLOs (and, therefore, the performance of the Company).

Effects of Leverage [Text Block]
The following table is intended to illustrate the effect of the use of direct leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.
Assumed Return on Our Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding return to common stockholder(1)	-23.07%	-14.20%	-5.33%	3.55%	12.42%

(1)
Assumes (i) $1.3 billion in pro forma total assets as of December 31, 2025 (adjusted to reflect the redemption of all of the outstanding shares of the Company’s Series F Term Preferred Stock due 2029 at a redemption price of $25, which totaled $62.2 million); (ii) $750.9 million in pro forma net assets as of December 31, 2025 (adjusted to reflect the redemption described above); and (iii) an annualized weighted average interest rate on our indebtedness and preferred equity, as of December 31, 2025 (adjusted to reflect the redemption described above), of 6.77%.

Based on our assumed leverage described above, our investment portfolio would have been required to experience an annual return of at least 3.00% to cover annual interest and dividend payments on our outstanding indebtedness and preferred equity.

Annual Dividend Payment																			$ (1.68)		$ (1.91)		$ (1.86)		$ (2.5)		$ (1.68)		$ (1.3)		$ (2.4)		$ (2.39)		$ (2.65)		$ (2.4)
Effects of Leverage [Table Text Block]
Assumed Return on Our Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding return to common stockholder(1)	-23.07%	-14.20%	-5.33%	3.55%	12.42%

(1)
Assumes (i) $1.3 billion in pro forma total assets as of December 31, 2025 (adjusted to reflect the redemption of all of the outstanding shares of the Company’s Series F Term Preferred Stock due 2029 at a redemption price of $25, which totaled $62.2 million); (ii) $750.9 million in pro forma net assets as of December 31, 2025 (adjusted to reflect the redemption described above); and (iii) an annualized weighted average interest rate on our indebtedness and preferred equity, as of December 31, 2025 (adjusted to reflect the redemption described above), of 6.77%.

Return at Minus Ten [Percent]	[9]																		(23.07%)
Return at Minus Five [Percent]	[9]																		(14.20%)
Return at Zero [Percent]	[9]																		(5.33%)
Return at Plus Five [Percent]	[9]																		3.55%
Return at Plus Ten [Percent]	[9]																		12.42%
Effects of Leverage, Purpose [Text Block]																			The following table is intended to illustrate the effect of the use of direct leverage on returns from an investment in our common stock assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing in the table below.
Share Price [Table Text Block]
Period	NAV(1)	Closing Sales Price		Premium (Discount) of High Sales Price to NAV(2)	Premium (Discount) of Low Sales Price to NAV(2)	Distributions Declared(3)
		High	Low
Fiscal year ending December 31, 2024(4)
First quarter	$9.16	$10.26	$9.66	12.01%	5.46%	$0.48
Second quarter	$8.75	$10.44	$9.92	19.31%	13.37%	$0.48
Third quarter	$8.44	$10.30	$9.62	22.04%	13.98%	$0.48
Fourth quarter	$8.38	$9.98	$8.70	19.09%	3.82%	$0.42
Fiscal year ending December 31, 2025(5)
First quarter	$7.23	$9.14	$7.70	26.42%	6.50%	$0.42
Second quarter	$7.31	$8.31	$6.94	13.68%	(5.06)%	$0.42
Third quarter	$7.00	$7.80	$6.23	11.43%	(11.00)%	$0.42
Fourth quarter	$5.70	$6.89	$5.47	20.88%	(4.04)%	$0.42

1.
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

2.
Calculated as of the respective high or low closing sales price divided by the quarter end NAV.

3.
Represents the cash distributions (including dividends, dividends reinvested and returns of capital, if any) per share that we have declared on our common stock in the specified quarter. Tax characteristics of distributions will vary.

4.
For the fiscal year ending December 31, 2024, as reported on the Company’s 2024 Form 1099-DIV, distributions made by the Company were comprised of a return of capital, as calculated on a per share basis, of 5.33% (or $0.10 per share of common stock).

5.
For the fiscal year ending December 31, 2025, as reported on the Company’s 2025 Form 1099-DIV, distributions made by the Company were comprised of a return of capital, as calculated on a per share basis, of 54.99% (or $0.92 per share of common stock).

Lowest Price or Bid			$ 5.47	[10]	$ 6.23		$ 6.94		$ 7.7		$ 8.7	[11]	$ 9.62		$ 9.92		$ 9.66
Highest Price or Bid			$ 6.89	[10]	$ 7.8		$ 8.31		$ 9.14		$ 9.98	[11]	$ 10.3		$ 10.44		$ 10.26
Lowest Price or Bid, NAV		$ 5.44
Highest Price or Bid, NAV		$ 5.54
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[12]		20.88%	[10]	11.43%		13.68%		26.42%		19.09%	[11]	22.04%		19.31%		12.01%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[12]		(4.04%)	[10]	(11.00%)		(5.06%)		6.50%		3.82%	[11]	13.98%		13.37%		5.46%
Share Price			$ 5.76								$ 8.88	[13]							$ 5.76		8.88	[13]	9.5	[13]	10.12	[13]	14	[13]	10.09	[13]	14.61	[13]	14.21	[13]	18.81	[13]	16.71	[13]	$ 4.21	$ 16.43	[13]
NAV Per Share			$ 5.7	[10],[14]	$ 7	[14]	$ 7.31	[14]	$ 7.23	[14]	$ 8.38	[11],[14]	$ 8.44	[14]	$ 8.75	[14]	$ 9.16	[14]	$ 5.7	[10],[14]	$ 8.38	[11],[14]	$ 9.21		$ 9.07		$ 13.39		$ 11.18		$ 10.59		$ 12.4		$ 16.77		$ 17.48			$ 13.72
Latest Premium (Discount) to NAV [Percent]																			1.05%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Securities [Table Text Block]
Other Company Securities
As of January 31, 2026, in addition to its common stock, the Company has six other securities that trade on the NYSE and two other securities that are not exchange-traded:
Security	NYSE Symbol	Par Amount Outstanding	Rate	Payment Frequency	Callable	Maturity
6.50% Series C Term Preferred Stock due 2031	ECCC	$50.1 million	6.50%	Monthly	Callable	June 2031
6.75% Series D Preferred Stock	ECC PRD	$105.5 million	6.75%	Monthly	November 2026	Perpetual
7.00% Series AA Convertible Perpetual Preferred Stock	N/A	$146.9 million	7.00%	Monthly	2 years from issuance	Perpetual
7.00% Series AB Convertible Perpetual Preferred Stock	N/A	$8.0 million	7.00%	Monthly	2 years from issuance	Perpetual
6.6875% Notes due 2028	ECCX	$32.4 million	6.6875%	Quarterly	Callable	April 2028
6.75% Notes due 2031	ECCW	$38.9 million	6.75%	Quarterly	Callable	March 2031
5.375% Notes due 2029	ECCV	$93.3 million	5.375%	Quarterly	Callable	January 2029
7.75% Notes due 2030	ECCU	$115.0 million	7.75%	Quarterly	June 2027	June 2030

Risks Of Investing In Clos And Other Structured Debt Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in CLOs and Other Structured Debt Securities
CLOs and similar structured finance securities in which the Company invests are backed by a pool of credit-related assets that serve as collateral. Accordingly, such securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. Adverse credit events impacting a CLO’s or structured finance security’s underlying collateral would be expected to reduce cash flows payable to the Company as investor in the equity tranche. Compression of credit spreads on a CLO’s underlying senior secured loans, absent a commensurate (in timing or magnitude) refinancing or reset of the CLO’s liabilities, would generally reduce the residual cash flows available to the CLO equity. In addition, there is a risk that majority lenders to an underlying loan or other debt instrument held by a CLO or structured finance security could amend or otherwise modify the loan or debt instrument to the detriment of the CLO or structured finance security (including, for example, by transferring collateral or otherwise reducing the priority of the CLO’s or structured finance security’s investment within the borrower’s capital structure). Such actions would impair the value of the CLO’s or structured finance security’s investment and, ultimately, the Company. In addition, CLOs and structured finance securities present risks related to the capability of the servicer of the securitized assets. CLOs and other structured finance securities are often governed by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. There is also a risk that the trustee or other servicer does not properly carry out its duties to the CLO or structured finance security, potentially resulting in loss. CLOs and certain structured finance securities are also inherently leveraged vehicles and therefore subject to leverage risk.
The Company may also invest in structured securities that are collateralized by other types of assets. For example, the Company may invest in collateralized fund obligations (“CFOs”) or rated feeders, which typically consist of tranches of notes and/or equity issued by a special purpose vehicle that holds limited partnership interests in one or more private funds. Investments in CFOs and rated feeders are generally subject to the risks applicable to the underlying fund collateral, including uncertainty as to the amount and timing of underlying fund distributions, transfer restrictions and general illiquidity of underlying fund investments, dependence of the performance of the underlying funds’ general partner and key personnel, leverage risks and general market and economic factors.

Subordinated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subordinated Securities Risk
Certain securities in which the Company invests, including equity and junior debt tranches of CLOs, CFOs and other structured securities, are subordinate to more senior tranches. These securities are subject to increased risks of default relative to the holders of superior priority interests in the same issuer. In addition, at the time of issuance, certain securities, including CLO equity securities and certain CFO securities, are under-collateralized in that the face amount of the debt and equity at inception exceeds the issuer’s total assets. The Company will typically be in a subordinated or first loss position with respect to realized losses on the underlying assets held by the CLOs, CFOs and similar securities in which the Company is invested.

High Yield Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Investment Risk
Certain investments of the Company, including CLO equity and junior debt securities, are rated below investment grade or unrated. Such securities are sometimes referred to as “higher yield” or “junk” securities and are considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans and other credit-related assets underlying certain investments, including CLOs, may also be higher yield investments. Investing in such investments involves greater credit and liquidity risk than investment grade obligations, which may adversely impact our performance.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The use of leverage, whether directly or indirectly through investments such as CLOs, CFOs, and other subordinated instruments that inherently involve leverage, may magnify the Company’s risk of loss. CLO equity or junior debt securities, in particular, are very highly leveraged (with CLO equity securities typically being leveraged 10 times). The CLO securities and other inherently leveraged instruments in which the Company invests are subject to a high degree of risk of loss.

Credits Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
If (1) a CLO in which the Company invests, (2) an underlying asset of any such CLO or (3) any other type of credit investment in the Company’s portfolio declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Company’s income, NAV and/or market price would be adversely impacted. Additionally, interest on a CLO or other credit investment may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

Risks Of Default On Underlying Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Default on Underlying Assets
A default and any resulting loss on an underlying asset will reduce its fair value and, consequently, the fair value of the related investment and the Company’s portfolio. A wide range of factors could adversely affect the ability of the issuer of an underlying asset to make interest or other payments on that asset. Any defaults and losses will have a negative impact on the fair value of the Company’s investments and will reduce the cash flows that the Company receives from its investments.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Key Personnel Risk
The Adviser manages our investments. Consequently, the Company’s success depends, in large part, upon the services of the Adviser and the skill and expertise of the Adviser’s professional personnel. There can be no assurance that the professional personnel of the Adviser will continue to serve in their current positions or continue to be employed by the Adviser. We can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as the Company’s investment adviser.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk
The Company’s executive officers and directors, and the Adviser and certain of its affiliates and their officers and employees, including the members of the Senior Investment Team, have several conflicts of interest as a result of the other activities in which they engage. For example, the members of the Adviser’s investment team are and may in the future become affiliated with entities engaged in business activities similar to ours and may have conflicts of interest in allocating their time. Moreover, each member of the Adviser’s Senior Investment Team is engaged in other business activities which divert their time and attention. As a result of these separate business activities, the Adviser has conflicts of interest in allocating management time, services and functions among us, other advisory clients and other business ventures.

Prepayments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk
The assets underlying the CLO securities and certain other asset-backed issuers in which the Company invests are subject to prepayment by the underlying corporate borrowers. As such, these securities are subject to prepayment risk. If the Company or a CLO collateral manager (or other applicable asset manager) are unable to reinvest prepaid amounts in a new investment with an expected rate of return at least equal to that of the investment repaid, the Company’s investment performance will be adversely impacted. Other debt instruments in which the Company invests are also subject to prepayment risk, particularly where the instrument has passed or is not subject to a “non-call” period.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
Generally, there is no public market for the CLO investments and certain other credit assets in which the Company invests. As such, the Company may not be able to sell such investments quickly, or at all. If the Company is able to sell such investments, the prices the Company receives may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by the Company.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Incentive Fee Risk
The Company’s incentive fee structure and the formula for calculating the fee payable to the Adviser may incentivize the Adviser to pursue speculative investments and use leverage in a manner that adversely impacts the Company’s performance.

Fair Valuation Of Our Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fair Valuation of the Company’s Portfolio Investments
Generally, there is no public market for the CLO investments and certain other credit assets in which the Company may invest. The Adviser values these securities at least quarterly, or more frequently as may be required from time to time, at fair value. The Adviser’s determinations of the fair value of the Company’s investments have a material impact on the Company’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Company’s NAV on a given date to understate or overstate, possibly materially, the value that the Company ultimately realizes on one or more of the Company’s investments.

Limited Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Investment Opportunities Risk
The market for CLO securities and certain other credit assets in which the Company invests is more limited than the market for other credit related investments. The Company can offer no assurances that sufficient investment opportunities for the Company’s capital will be available. For example, in recent years there has been a marked increase in the number of, and flow of capital into, investment vehicles established to pursue investments in CLO securities whereas the size of the market is relatively limited. While the Company cannot determine the precise effect of such competition, such increase may result in greater competition for investment opportunities, which may result in an increase in the price of such investments relative to the risk taken on by holders of such investments. Such competition may also result under certain circumstances in increased price volatility or decreased liquidity with respect to certain positions.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																			Non-Diversification Risk The Company is a non-diversified investment company under the 1940 Act and expects to hold a narrower range of investments than a diversified fund under the 1940 Act.
Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk
Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Company’s investments. A disruption or downturn in the capital markets and the credit markets could impair the Company’s ability to raise capital, reduce the availability of suitable investment opportunities for the Company, or adversely and materially affect the value of the Company’s investments, any of which would negatively affect the Company’s business. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide.

Loan Accumulation Facilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Accumulation Facilities Risk
The Company may invest in loan accumulation facilities (“LAFs”), which are short to medium term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Company may be responsible for either holding or disposing of the loans. This could expose the Company to credit and/or mark-to-market losses, and other risks.

Synthetic Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Synthetic Investments Risk
The Company may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with the applicable reference assets, the Company will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. Accordingly, the Company generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. The Company will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, the Company may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset. Consequently, the Company will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subjects the Company to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.

Regulatory Capital Relief Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Capital Relief Investments Risk
Regulatory capital relief investments are credit risk transfers (“CRTs”) or significant risk transfers (“SRTs”). These transactions enable a bank or other issuer to transfer the credit risk associated with a pool of underlying obligations (or “reference assets”) to investors, such as the Company, in order to obtain regulatory capital relief, risk limit relief and/or credit risk hedging with respect to the reference assets. Under these transactions, a third-party investor (e.g., the Company), agrees to absorb losses on a designated loan portfolio in exchange for a protection payment. By transferring the risk of credit losses from these assets away from a bank’s balance sheet, the bank can reduce the amount of regulatory capital it is required to hold against the reference assets without having to take actions such as selling assets or raising equity capital. Under any such trades into which the Company enters, the Company will be exposed to the credit risk of the underlying portfolio, and if the loans in the portfolio default — which may be more likely if there is a general deterioration in credit markets — the principal of the Company’s credit-linked notes will be used to cover the losses. There may be a risk that the international regulatory framework for banks (known as “Basel III”) of the Bank for International Settlements, when fully implemented, may discourage such regulatory capital relief trades and/or may force banks to unwind some or all existing transactions.

Infrastructure Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Infrastructure Sector Risk
Infrastructure asset investments (“Infrastructure Assets”) may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of Infrastructure Assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of Infrastructure Assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Company. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, increasing the risk of default of the Company’s debt investments in Infrastructure Assets and causing the value of any related equity investments to decline. This could have a material adverse effect on the Company’s performance.

Asset Based Finance Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Based Finance Investments Risk
The Company may invest in asset-based finance (“ABF”) investments, which are credit instruments in which repayment is supported by cash flows generated by a defined pool of financial or operating assets rather than the general credit of a corporate borrower. ABF investments may include, among others, loans, notes, receivables, leases and other structured credit instruments backed by assets such as equipment, vehicles, inventory, intellectual property, payment streams, contractual receivables or other assets. These investments may be originated directly or acquired through secondary transactions and may be held in various forms, including whole loans, loan participations, asset-backed securities or other structured instruments. The value of ABF investments is subject to the risk that the underlying obligors will be unable or unwilling to make principal or interest payments as they come due. ABF investments are also subject to the risk that the value of the collateral securing the obligations will decline or that the Company may be unable to realize the expected value of the collateral because of difficulties in liquidating or enforcing rights in the collateral. In addition, cash flows associated with ABF investments may be affected by factors such as the creditworthiness of the servicer, changes in prepayment rates, fluctuations in interest rates, structural features of the investment and broader economic and market conditions. These factors may reduce the Company’s returns or result in losses.

Real Estate Investment Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investment-Related Risks
The Company may invest in securities or instruments backed by real estate or issued by REITs or other real estate-related issuers, which investments will be subject to the risks incident to the ownership and operation of real estate. Such risks include the risks associated with both the domestic and international general economic climates; local real estate conditions; risks due to dependence on cash flow; risks and operating problems arising out of the absence of certain construction materials; changes in supply of, or demand for, competing properties in an area (as a result, for instance, of over-building); the financial condition of tenants, buyers and sellers of properties; changes in availability of debt financing; energy and supply shortages; changes in the tax, real estate, environmental, and zoning laws and regulations; various uninsured or uninsurable risks; the ability of clients or third-party borrowers to manage the real properties; and natural disasters and events such as COVID-19. Developments such as migration away from urban centers, an increase in work-from-home and greater reliance on telecommuting technologies, e-commerce and remote learning may result in long-lasting and fundamental changes in the demand for residential and commercial real estate in various locales. A shrinking tax base and a rise in budget deficits may compel certain state and local governments to implement property tax increases, which may have a detrimental effect on companies in the real-estate related sector.

Investments In Unsecured Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Unsecured Debt
Certain of the Company’s investments are expected to constitute unsecured debt. While unsecured debt ranks senior to common stock or preferred equity of an issuer, unsecured debt effectively ranks subordinate in priority of payment to secured debt and may not have the benefit of financial covenants common for secured debt. Unlike secured debt, unsecured debt does not have the benefit of a lien with respect to specific collateral. In any liquidation, dissolution, bankruptcy or similar proceeding involving an issuer, the holders of the issuer’s secured debt may assert rights against the assets pledged to secure that debt in order to receive full payment of their debt before the assets may be used to pay other creditors of the issuer, including the Company. Accordingly, unsecured debt typically involves a heightened level of risk of loss of principal.

Investments In Secured Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Secured Debt
The assets of the portfolio of the Company may include secured debt, which involve various degrees of risk of a loss of capital. The factors affecting an issuer’s secured debt, and its overall capital structure, are complex. Some secured loans may not necessarily have priority over all other debt of an issuer. For example, some secured loans may permit other secured obligations (such as overdrafts, swaps or other derivatives made available by members of the syndicate to the company), or involve secured loans only on specified assets of an issuer. Issuers of secured loans may have two tranches of secured debt outstanding each with secured debt on separate collateral. In the event of Chapter 11 filing by an issuer, the US Bankruptcy Reform Act of 1978, as amended, authorizes the issuer to use a creditor’s collateral and to obtain additional credit by grant of a priority lien on its property, senior even to liens that were first in priority prior to the filing, as long as the issuer provides what the presiding bankruptcy judge considers to be “adequate protection” which may but need not always consist of the grant of replacement or additional liens or the making of cash payments to the affected secured creditor. The imposition of priority liens on the Company’s collateral would adversely affect the priority of the liens and claims held by the Company and could adversely affect the Company’s recovery on the affected debt. Any secured debt is secured only to the extent of its lien and only to the extent of underlying assets or incremental proceeds on already secured assets. Moreover, underlying assets are subject to credit, liquidity and interest rate risk.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk
Although the Company primarily makes investments denominated in US dollars, the Company may make investments denominated in other currencies. The Company’s investments denominated in currencies other than US dollars will be subject to the risk that the value of such currency will decrease in relation to the US dollar. The Company may or may not hedge currency risk.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging Risk
Hedging transactions seeking to reduce risks may result in poorer overall performance than if the Company had not engaged in such hedging transactions. Additionally, such transactions may not fully hedge the Company’s risks.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reinvestment Risk
CLOs will typically generate cash from asset repayments and sales that may be reinvested in substitute assets, subject to compliance with applicable investment tests. If the CLO collateral manager causes the CLO to purchase substitute assets at a lower yield than those initially acquired or sale proceeds are maintained temporarily in cash, it would reduce the excess interest-related cash flow, thereby having a negative effect on the fair value of the Company’s assets and the market value of the Company’s securities. In addition, the reinvestment period for a CLO may terminate early, which would cause the holders of the CLO’s securities to receive principal payments earlier than anticipated. There can be no assurance that the Company will be able to reinvest such amounts in an alternative investment that provides a comparable return relative to the credit risk assumed.

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
Fluctuations in interest rates, whether driven by governmental policy, inflation expectations or other market factors, could adversely affect the Company’s results, including both the level of cash flows the Company generates and the market value of its portfolio investments.
Income from the Company’s investments in floating-rate instruments (including CLO debt securities) will generally rise or fall with changes in the Secured Overnight Financing Rate (“SOFR”) or another applicable benchmark rate.
In a sustained period of elevated interest rates and/or an economic downturn, loan default rates could rise, leading to higher credit losses that may reduce the Company’s cash flow, the fair value of its assets and its operating results. Conversely, a significant decline in interest rates could decrease portfolio income over time as loans reprice at lower coupons.
An increase in interest rates may also negatively affect the value of the Company’s fixed-rate investments, such as high-yield bonds, and could increase the Company’s own financing costs to the extent it issues floating rate debt or refinances fixed-rate debt or preferred equity at higher rates in the future, thereby reducing net investment income.

Refinancing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Refinancing Risk
If the Company incurs debt financing and subsequently refinances such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If the Company fails to extend, refinance or replace such debt financings prior to their maturity on commercially reasonable terms, the Company’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Company’s ability to grow, and holders of the Company’s common stock would not benefit from the potential for increased returns on equity that incurring leverage creates.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk
If the Company fails to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or otherwise becomes subject to corporate income tax, the resulting corporate taxes (and any related penalties) could substantially reduce the Company’s net assets, the amount of income available for distributions to the Company’s stockholders, and the amount of income available for payment of the Company’s other liabilities.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
Derivative instruments in which the Company may invest may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to derivative transactions include counterparty, correlation, liquidity, leverage, volatility, over-the-counter trading, operational and legal risks. In addition, a small investment in derivatives could have a large potential impact on the Company’s performance, effecting a form of investment leverage on the Company’s portfolio. In certain types of derivative transactions, the Company could lose the entire amount of the Company’s investment; in other types of derivative transactions the potential loss is theoretically unlimited.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
The Company may be exposed to counterparty risk, which could make it difficult for the Company or the issuers in which the Company invests to collect on obligations, thereby resulting in potentially significant losses.

Price Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																			Price Risk Investors who buy shares at different times will likely pay different prices.
Non-U.S. Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-US Investing Risk
Investing in foreign entities or issuers with underlying non-US assets may expose us to additional risks not typically associated with investing in US entities and issuers. These risks include changes in exchange control regulations, political and social instability, restrictions on the types or amounts of investment, the imposition of sanctions, tariffs, or other governmental restrictions, expropriation, imposition of foreign taxes, less liquid markets and less available information than is generally the case in the US, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, we, and the issuers in which we invest, may have difficulty enforcing creditor’s rights in foreign jurisdictions.

Global Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Global Risk
Due to highly interconnected global economies and financial markets, the value of the Company’s securities and its underlying investments may go up or down in response to governmental actions and/or general economic conditions throughout the world. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the enactment of trade tariffs, the spread of infectious illness or other public health threats could also significantly impact the Company and its investments.

Banking Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Banking Risk
The possibility of future bank failures poses risks of reduced financial market liquidity at clearing, cash management and other custodial financial institutions. The failure of banks which hold cash on behalf of the Company, the Company’s underlying obligors, the collateral managers of the CLOs in which the Company invests (or managers of other securitized or pooled vehicles in which the Company invests), or the Company’s service providers could adversely affect the Company’s ability to pursue its investment strategies and objectives. For example, if an underlying obligor has a commercial relationship with a bank that has failed or is otherwise distressed, such obligor may experience delays or other disruptions in meeting its obligations and consummating business transactions. Additionally, if a collateral manager has a commercial relationship with a distressed bank, the manager may experience issues conducting its operations or consummating transactions on behalf of the CLOs it manages, which could negatively affect the performance of such CLOs (and, therefore, the performance of the Company).

Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]																			common stock
Outstanding Security, Held [Shares]																			131,810,023
Preferred Stocks [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 373,106,809								$ 264,232,758								$ 373,106,809		$ 264,232,758		$ 83,223,700		$ 81,587,250		$ 98,130,500		$ 47,862,425		$ 69,843,150		$ 92,568,150		$ 92,139,600		$ 91,450,000
Senior Securities Coverage per Unit	[15]		$ 52.55								$ 65.74								$ 52.55		$ 65.74		$ 92.65		$ 71.47		$ 78.16		$ 88.39		$ 69.71		$ 61.55		$ 66.97		$ 71.53
Preferred Stock Liquidating Preference	[16]		$ 25								$ 25								25		25		25		25		25		25		25		25		25		25
Senior Securities Average Market Value per Unit	[17]																		$ 22.88		$ 22.51		$ 21.04		$ 23.25		$ 25.48		$ 24.25		$ 26.04		$ 25.78		$ 25.75		$ 25.41
Unsecured Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 279,900,875								$ 285,523,800								$ 279,900,875		$ 285,523,800		$ 170,523,800		$ 170,523,800		$ 138,584,775		$ 93,734,775		$ 98,902,675		$ 98,902,675		$ 91,623,750		$ 59,998,750
Senior Securities Coverage per Unit	[15]		$ 4,904.03								$ 5,062.81								$ 4,904.03		$ 5,062.81		$ 5,514.93		$ 4,226.7		$ 5,339.86		$ 5,340.98		$ 4,757.42		$ 4,766.23		$ 5,372.28		$ 7,221.89
Senior Securities Average Market Value per Unit																			$ 24.15		$ 23.5		$ 22.51		$ 23.67		$ 25.58		$ 23.93		$ 25.47		$ 25.08		$ 25.96		$ 25.29
6.50% Series C Term Preferred Stock due 2031 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]																			6.50% Series C Term Preferred Stock due 2031
6.75% Series D Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]																			6.75% Series D Preferred Stock
7.00% Series AA Convertible Perpetual Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]																			7.00% Series AA Convertible Perpetual Preferred Stock
7.00% Series AB Convertible Perpetual Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]																			7.00% Series AB Convertible Perpetual Preferred Stock
6.6875% Notes due 2028 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]																			6.6875% Notes due 2028
6.75% Notes due 2031 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]																			6.75% Notes due 2031
5.375% Notes due 2029 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]																			5.375% Notes due 2029
7.75% Notes due 2030 [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]																			7.75% Notes due 2030

[1]	In the event that the Company sells its securities publicly through underwriters or agents (including each underwritten offering by selling stockholders), the related prospectus supplement will disclose the applicable sales load.
[2]	The expenses associated with the dividend reinvestment plan are included in “Other expenses.” If a participant elects by written notice to the plan administrator prior to termination of his or her account to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.07 per share brokerage commission from the proceeds. See the section “Dividend Reinvestment Plan,” below.
[3]	In the event that the Company sells its securities publicly through underwriters or agents (including each underwritten offering by selling stockholders), the related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on the Company’s behalf), the offering price and the offering expenses borne by the Company as a percentage of the offering price.
[4]	The Company’s base management fee is calculated and payable quarterly in arrears at an annual rate equal to 1.75% of the Company’s “Total Equity Base,” or the NAV attributable to the common stock and the paid-in or stated capital of the Company’s preferred stock. See the section “The Adviser and the Administrator — Investment Advisory Agreement — Management Fee and Incentive Fee” in the Company’s prospectus for additional information regarding the calculation of the base management fee. The base management fee referenced in the table above is based on actual amounts incurred during the three months ended December 31, 2024, annualized for a full year, and reflects the pro forma effect of the actions described above. Such actions were assumed to have taken place at the start of such period. In addition, such amount reflects the $269.9 million of the Company’s Preferred Stock outstanding as of December 31, 2024, the Company’s NAV for such period (as adjusted to account for the actions described above), and the $285.5 million aggregate principal amount of the Company’s notes outstanding as of December 31, 2024 on which management fees are not payable. For purposes of this table, the SEC requires that the “Base management fee” percentage be calculated as a percentage of net assets attributable to common stockholders, rather than total assets, including assets that have been funded with borrowed monies because common stockholders bear all of this cost. If the management fee were calculated instead as a percentage of the Company’s total assets (as adjusted for the assumptions described above), the Company’s base management fee would be approximately 1.38% of total assets.
[5]	“Interest payments on borrowed funds” represents the Company’s annualized interest expense and includes dividends payable on the Preferred Stock and interest payable on the Notes, each as outstanding on December 31, 2024, and includes the pro forma effect of the issuances described above, which, in the aggregate, have a weighted average interest rate of 6.86% per annum. The Company may issue additional shares of preferred stock or debt securities. In the event that the Company were to issue additional shares of preferred stock or debt securities, the Company’s borrowing costs, and correspondingly its total annual expenses, including, in the case of such preferred stock, the base management fee as a percentage of the Company’s net assets attributable to common stock, would increase.
[6]	The incentive fee referenced in the table is based on the Company’s pre-incentive fee net investment income for the three months ended December 31, 2024, annualized for a full year, and adjusted to reflect the pro forma effect of the actions described above. Such actions were assumed to have taken place at the start of such period. In addition, the incentive fee also assumes that such pro forma total assets earn net investment income at the same rate as that earned in respect of the Company’s total deployed assets during the three months ended December 31, 2024, annualized for a full fiscal year, and is based on the total assets assumed for such period. The Company has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a quarterly incentive fee equal to 20% of the Company’s Pre-Incentive Fee Net Investment Income for the immediately preceding quarter, subject to a hurdle of 2.00% of the Company’s NAV per quarter (or an annualized hurdle rate of 8.00%) and a catch-up feature. Pre-Incentive Fee Net Investment Income includes accrued income that the Company has not yet received in cash. However, the portion of the incentive fee that is attributable to deferred interest (such as payment-in-kind, or “PIK,” interest or original issue discount, or “OID) will be paid to the Adviser, without interest, only if and to the extent the Company actually receives such interest in cash, and any accrual will be reversed if and to the extent such interest is reversed in connection with any write-off or similar treatment of the investment giving rise to any deferred interest accrual. No incentive fees are payable to the Adviser in respect of any capital gains. The incentive fee in each calendar quarter is paid to the Adviser as follows: ● no incentive fee in any calendar quarter in which the Company’s Pre-Incentive Fee Net Investment Income does not exceed the hurdle of 2.00% of the Company’s NAV; ● 100% of the Company’s Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the hurdle but is less than 2.50% of the Company’s NAV in any calendar quarter. This portion of the Company’s Pre-Incentive Fee Net Investment Income (which exceeds the hurdle but is less than 2.50% of the Company’s NAV) is referred to as the “catch-up.” The “catch-up” is meant to provide the Adviser with 20% of the Company’s Pre-Incentive Fee Net Investment Income as if a hurdle did not apply if this net investment income meets or exceeds 2.50% of the Company’s NAV in any calendar quarter; and ● 20% of the amount of the Company’s Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.50% of the Company’s NAV in any calendar quarter is payable to the Adviser (that is, once the hurdle is reached and the catch-up is achieved, 20% of all Pre-Incentive Fee Net Investment Income thereafter is paid to the Adviser). For a more detailed discussion of the calculation of this fee, see “The Adviser and the Administrator — Investment Advisory Agreement — Management Fee and Incentive Fee” in the Company’s prospectus.
[7]	“Other expenses” includes the Company’s overhead expenses, including payments under the Administration Agreement based on the Company’s allocable portion of overhead and other expenses incurred by Eagle Point Administration LLC (Eagle Point Administration), the administrator to the Company and an affiliate of the Adviser, and payment of fees in connection with outsourced administrative functions, and are based on estimated amounts for the current fiscal year. See “Related Party Transactions — Administrator” in the Notes to Consolidated Financial Statements. “Other expenses” also includes the ongoing administrative expenses to the independent accountants and legal counsel of the Company, compensation of independent directors, and cost and expenses relating to rating agencies.
[8]	The example should not be considered a representation of future returns or expenses, and actual returns and expenses may be greater or less than those shown. The example assumes that the estimated “other expenses” set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at NAV. In addition, because the example assumes a 5% annual return, the example does not reflect the payment of the incentive fee. The Company’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
[9]	Assumes (i) $1.55 billion in pro forma total assets as of December 31, 2024 (adjusted to reflect (1) the issuance in the Company’s “at-the-market” offering of 4.5 million shares of our common stock and 16,399 shares of our Series D Preferred Stock from January 1, 2025 through February 13, 2025, yielding net proceeds to the Company of approximately $39.1 million; and (2) the issuance of 210,082 shares of the Company’s 7.00% Series AA Convertible and Perpetual Preferred Stock, yielding net proceeds to the Company of approximately $4.8 million); (ii) $975.7 million in pro forma net assets as of December 31, 2024 (adjusted to reflect the issuances described above); and (iii) an annualized weighted average interest rate on our indebtedness and preferred equity, as of December 31, 2024 (adjusted to reflect the issuances described above), of 6.86%.
[10]	For the fiscal year ending December 31, 2025, as reported on the Company’s 2025 Form 1099-DIV, distributions made by the Company were comprised of a return of capital, as calculated on a per share basis, of 54.99% (or $0.92 per share of common stock).
[11]	For the fiscal year ending December 31, 2024, as reported on the Company’s 2024 Form 1099-DIV, distributions made by the Company were comprised of a return of capital, as calculated on a per share basis, of 5.33% (or $0.10 per share of common stock).
[12]	Calculated as of the respective high or low closing sales price divided by the quarter end NAV.
[13]	Ratios for the years ended December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018 reflect the portion of incentive fee voluntarily waived by the Adviser of 0.06%, 0.03%, 0.06%, 0.03% and 0.09% of average net assets, respectively. Ratios for the years ended December 31, 2024, December 31, 2022, December 31, 2021 and December 31, 2016 include excise tax of 0.03%, 0.41%, 0.49% and 0.26% of average net assets, respectively. Ratios for the year ended December 31, 2023 include excise tax refund of -0.12%.
[14]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
[15]	The asset coverage per unit figure is the ratio of the Company’s total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate dollar amount of outstanding applicable senior securities, as calculated separately for each of the Preferred Stock and the Unsecured Notes in accordance with section 18(h) of the 1940 Act. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding preferred stock (based on a per share liquidation preference of $25.) With respect to the Unsecured Notes, the asset coverage per unit figure is expressed in terms of dollar amounts per $1,000 principal amount of such notes.
[16]	The involuntary liquidating preference per unit is the amount to which a share of Preferred Stock would be entitled in preference to any security junior to it upon our involuntary liquidation.
[17]	The average market value per unit is calculated by taking the average of the closing price (or $25 principal value for unlisted securities) for each of (a) a share of the Preferred Stock (NYSE: ECCA, ECCB, ECCC, ECCF, ECC PRD; Unlisted: ECC AA, ECC AB) and (b) for each $25 principal amount of the Unsecured Notes (NYSE: ECCU, ECCV, ECCW, ECCX, ECCY, ECCZ) for each day during the years for which each applicable security was outstanding. A $25 market value was assumed for unlisted securities.